Deposits and Other Assets, Net	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits and Other Assets, Net

11. Deposits and Other Assets, Net

As of March 31, 2026 and September 30, 2025, deposits and other assets, net, consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Third parties
Deposits, gross (1)	$12,761	$154,188
Less: Allowance for expected credit loss	(30)	(1,681)
Deposits and other assets, net	12,731	152,507

Less: amounts classified as non-current assets	(12,731)	(12,820)
Deposits and other assets, current, net	$-	$139,687

Related parties
Deposits-a related party, net (2)	$1,020,850	$706,694

Less: Allowance for expected credit loss	(2,340)	(1,620)
Deposits-a related party, net	$1,018,510	$705,074

(1)	Deposits consisted of (i) rental deposits and (ii) deposits for the purchase of intangible assets as disclosed in Note 9.

(2)	Deposits to a related party represent a good faith deposit paid pursuant to the acquisition intention agreement for a target company. The deposit is creditable toward the total purchase price upon consummation of the acquisition. The deposit is subject to customary conditions, including satisfaction of due diligence, and is refundable in whole or in part if the acquisition does not proceed, in accordance with the terms of the agreement. The balances were unsecured and non-interest bearing.

The movement of allowance for expected credit loss is as follow:

	As of
	March 31, 2026	September 30, 2025
Balance at beginning of the period/ year	$3,301	$39
(Reversal of) provision of expected credit loss	(916)	3,257
Foreign exchange difference	(15)	5
Balance at end of the period/ year	$2,370	$3,301